SHARE-BASED COMPENSATION (Details 5)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Based Compensation Abstract
PSUs outstanding, beginning | shares	2,140,000	2,200,000
PSUs granted | shares	180,000	240,000
PSUs exercised | shares	(120,000)	(60,000)
PSUs forfeited | shares	(180,000)	(240,000)
PSUs outstanding, ending | shares	2,020,000	2,140,000
PSUs vested, ending | shares	700,000	380,000
PSUs outstanding, weighted average fair value, beginning | $ / shares	$ 0.65	$ 0.65
PSUs granted, weighted average fair value | $ / shares	.38	0.69
PSUs exercised, weighted average fair value | $ / shares	.65	0.65
PSUs forfeited, weighted average fair value | $ / shares	.65	0.65
PSUs outstanding, weighted average fair value, ending | $ / shares	.63	0.65
PSUs vested, weighted average fair value, ending | $ / shares	$ .65	$ 0.65